UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Mid Cap Growth Fund
(formerly DWS Mid Cap Growth Fund)
	Shares	Value ($)
Common Stocks 96.5%
Consumer Discretionary 22.8%
Auto Components 2.3%
BorgWarner, Inc.	61,324	3,997,712
Tenneco, Inc.* (a)	73,642	4,838,279

		8,835,991
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings, Inc.*	141,257	3,291,288
Panera Bread Co. "A"* (a)	26,968	4,040,616

		7,331,904
Household Durables 4.8%
Jarden Corp.* (a)	90,556	5,374,499
Newell Rubbermaid, Inc.	126,990	3,935,420
Toll Brothers, Inc.*	133,703	4,933,641
Whirlpool Corp.	33,929	4,723,595

		18,967,155
Leisure Products 1.4%
Polaris Industries, Inc. (a)	41,781	5,441,557
Media 0.9%
Cinemark Holdings, Inc. (a)	98,811	3,493,957
Multiline Retail 1.0%
Family Dollar Stores, Inc.	58,831	3,891,082
Specialty Retail 7.8%
Advance Auto Parts, Inc.	26,662	3,597,237
Ascena Retail Group, Inc.* (a)	155,656	2,661,718
DSW, Inc. "A"	111,912	3,126,821
Penske Automotive Group, Inc.	49,781	2,464,159
PetSmart, Inc. (a)	53,086	3,174,543
Ross Stores, Inc.	69,232	4,578,312
The Children's Place, Inc. (a)	74,452	3,695,053
Ulta Salon, Cosmetics & Fragrance, Inc.*	47,046	4,300,475
Urban Outfitters, Inc.* (a)	90,600	3,067,716

		30,666,034
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc.	52,102	3,591,391
Hanesbrands, Inc.	71,283	7,017,098

		10,608,489
Consumer Staples 5.7%
Food Products 4.5%
Hain Celestial Group, Inc.*	22,470	1,993,988
Keurig Green Mountain, Inc. (a)	31,557	3,932,318
McCormick & Co., Inc. (a)	51,576	3,692,326
Mead Johnson Nutrition Co.	61,507	5,730,607
The WhiteWave Foods Co.*	65,311	2,114,117

		17,463,356
Household Products 1.2%
Church & Dwight Co., Inc. (a)	70,185	4,909,441
Energy 8.2%
Energy Equipment & Services 3.5%
Core Laboratories NV	20,738	3,464,490
Dresser-Rand Group, Inc.* (a)	28,414	1,810,824
FMC Technologies, Inc.*	57,985	3,541,144
Oil States International, Inc.*	32,327	2,071,838
RPC, Inc.	114,075	2,679,622

		13,567,918
Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp.* (a)	28,246	1,853,785
Cabot Oil & Gas Corp.	127,852	4,364,867
Oasis Petroleum, Inc.* (a)	63,278	3,536,607
Pioneer Natural Resources Co. (a)	20,615	4,737,533
Range Resources Corp. (a)	44,930	3,906,664

		18,399,456
Financials 8.1%
Banks 1.4%
Signature Bank*	44,168	5,573,118
Capital Markets 3.6%
Affiliated Managers Group, Inc.* (a)	23,675	4,862,845
Lazard Ltd. "A"	86,745	4,472,572
Oaktree Capital Group LLC	90,650	4,531,594

		13,867,011
Consumer Finance 1.2%
Portfolio Recovery Associates, Inc.* (a)	80,797	4,809,845
Real Estate Management & Development 1.2%
CBRE Group, Inc. "A"*	145,900	4,674,636
Thrifts & Mortgage Finance 0.7%
Ocwen Financial Corp.* (a)	77,357	2,869,945
Health Care 13.7%
Biotechnology 2.6%
Alkermes PLC* (a)	54,236	2,729,698
BioMarin Pharmaceutical, Inc.*	43,414	2,700,785
Cubist Pharmaceuticals, Inc.* (a)	30,297	2,115,336
Vertex Pharmaceuticals, Inc.* (a)	29,376	2,781,320

		10,327,139
Health Care Equipment & Supplies 2.9%
CareFusion Corp.*	61,347	2,720,740
St. Jude Medical, Inc.	53,988	3,738,669
Thoratec Corp.*	138,398	4,824,554

		11,283,963
Health Care Providers & Services 6.6%
AmerisourceBergen Corp.	62,085	4,511,096
Catamaran Corp.* (a)	111,093	4,905,867
Centene Corp.* (a)	73,281	5,540,776
HCA Holdings, Inc.*	89,616	5,052,550
Humana, Inc.	44,975	5,744,207

		25,754,496
Pharmaceuticals 1.6%
Actavis PLC* (a)	18,175	4,053,934
Pacira Pharmaceuticals, Inc.* (a)	24,420	2,243,221

		6,297,155
Industrials 15.6%
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	53,285	4,928,330
Airlines 1.3%
Delta Air Lines, Inc.	130,489	5,052,534
Building Products 1.1%
Fortune Brands Home & Security, Inc. (a)	104,911	4,189,096
Electrical Equipment 2.3%
Acuity Brands, Inc. (a)	23,710	3,277,908
Rockwell Automation, Inc.	44,638	5,586,892

		8,864,800
Machinery 5.8%
Chart Industries, Inc.* (a)	37,463	3,099,689
Joy Global, Inc. (a)	33,324	2,052,092
Manitowoc Co., Inc. (a)	174,791	5,743,632
Middleby Corp.*	33,720	2,789,318
Valmont Industries, Inc. (a)	22,044	3,349,586
WABCO Holdings, Inc.*	54,972	5,872,109

		22,906,426
Professional Services 1.4%
Huron Consulting Group, Inc.*	1,201	85,055
IHS, Inc. "A"*	39,117	5,307,003

		5,392,058
Road & Rail 1.0%
Kansas City Southern	38,075	4,093,443
Trading Companies & Distributors 1.5%
United Rentals, Inc.* (a)	56,193	5,885,093
Information Technology 17.0%
Communications Equipment 2.1%
Harris Corp.	68,408	5,181,906
Palo Alto Networks, Inc.* (a)	35,230	2,954,035

		8,135,941
Internet Software & Services 1.0%
CoStar Group, Inc.*	14,909	2,358,157
LinkedIn Corp. "A"*	9,420	1,615,247

		3,973,404
IT Services 2.3%
Syntel, Inc.*	38,128	3,277,483
VeriFone Systems, Inc.* (a)	154,068	5,661,999

		8,939,482
Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	237,227	5,349,469
NXP Semiconductor NV*	58,079	3,843,668
Xilinx, Inc.	110,094	5,208,547

		14,401,684
Software 6.4%
Citrix Systems, Inc.* (a)	44,095	2,758,142
Intuit, Inc.	71,707	5,774,565
NetSuite, Inc.* (a)	25,353	2,202,669
PTC, Inc.* (a)	127,327	4,940,288
Qlik Technologies, Inc.*	61,092	1,381,901
Salesforce.com, Inc.* (a)	52,654	3,058,144
Splunk, Inc.* (a)	92,397	5,112,326

		25,228,035
Technology Hardware, Storage & Peripherals Tecv 1.5%
Western Digital Corp.	65,113	6,009,930
Materials 4.1%
Chemicals 1.0%
Ashland, Inc.	37,857	4,116,570
Construction Materials 1.3%
Eagle Materials, Inc. (a)	53,579	5,051,428
Containers & Packaging 0.8%
Crown Holdings, Inc.*	65,145	3,241,615
Metals & Mining 1.0%
Constellium NV "A"*	119,655	3,836,140
Telecommunication Services 1.3%
Wireless Telecommunication Services
SBA Communications Corp. "A"* (a)	48,982	5,010,859

Total Common Stocks (Cost $258,708,928)		378,290,516
Exchange-Traded Fund 0.6%
SPDR S&P Biotech ETF (a) (Cost $1,599,777)	16,025	2,468,651
Securities Lending Collateral 33.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $130,750,936)	130,750,936	130,750,936
Cash Equivalents 4.0%
Central Cash Management Fund, 0.06% (b) (Cost $15,588,145)	15,588,145	15,588,145

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $406,647,786) †	134.4	527,098,248
Other Assets and Liabilities, Net	(34.4)	(135,053,158)

Net Assets	100.0	392,045,090

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $406,862,865.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $120,235,383.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $122,820,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,584,799.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $128,639,077, which is 32.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$378,290,516	$—	$—	$378,290,516
Exchange-Traded Fund	2,468,651	—	—	2,468,651
Short-Term Investments (d)	146,339,081	—	—	146,339,081

Total	$527,098,248	$—	$—	$527,098,248

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014